Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following table sets forth the computation of basic and diluted earnings per share under the two-class method (in millions, except per share data):

	September 30,
	2013	2012	2011
Basic earnings per share:
Numerator:
Net income attributable to Rock-Tenn Company shareholders	$727.3	$249.1	$141.1
Less: Distributed and undistributed income available to participating securities	(0.2)	(0.8)	(1.4)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders	$727.1	$248.3	$139.7
Denominator:
Basic weighted average shares outstanding	72.0	71.2	49.7
Basic earnings per share attributable to Rock-Tenn Company shareholders	$10.10	$3.49	$2.81

Diluted earnings per share:
Numerator:
Net income attributable to Rock-Tenn Company shareholders	$727.3	$249.1	$141.1
Less: Distributed and undistributed income available to participating securities	(0.2)	(0.7)	(1.4)
Distributed and undistributed income attributable to Rock-Tenn Company shareholders	$727.1	$248.4	$139.7
Denominator:
Basic weighted average shares outstanding	72.0	71.2	49.7
Effect of dilutive stock options and non-participating securities	1.1	0.9	0.8
Diluted weighted average shares outstanding	73.1	72.1	50.5
Diluted earnings per share attributable to Rock-Tenn Company shareholders	$9.95	$3.45	$2.77